4. Segment Reporting - Narrative (Details) - customer	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Top Three Customers
Disclosure of major customers [line items]
Number of customers			3
Top Four Customers
Disclosure of major customers [line items]
Number of customers		4
Minimum | Top Three Customers
Disclosure of major customers [line items]
Percentage of entity's revenue			10.00%
Minimum | Top Four Customers
Disclosure of major customers [line items]
Percentage of entity's revenue		10.00%
Minimum | Genentech Inc.
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%